As filed with the Securities and Exchange Commission on August 16, 2016.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04980

TCW Strategic Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800,

Los Angeles, CA 90017

(Address of Principal Executive Offices) (Zip Code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – June 30, 2016

Item 1. Proxy Voting Record

Fund Name	Company Name	Meeting Date	Meeting Type	Record Date	Ticker	Security ID	Agenda Item Number	Ballot Issue Description	Proponent	Mgt Rec Vote	Vote Cast	For Against Management	Voted

TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	1	Elect Malon Wilkus	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	2	Elect John R. Erickson	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	3	Elect Samuel A. Flax	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	4	Elect Alvin N. Puryear	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	5	Elect Robert M. Couch	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	6	Elect Morris A. Davis	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	7	Elect Randy E. Dobbs	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	8	Elect Larry K. Harvey	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	9	Elect Prue B. Larocca	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	10	Amendment to the Equity Incentive Plan for Independent Directors	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	11	Permit Removal of Directors Without Cause	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	12	Ratification of Auditor	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	04/19/2016	Annual	02/25/2016	AGNC	02503X105	13	Elect Gary Kain	Mgmt	For	For	For	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCW Strategic Income Fund, Inc.
(Registrant)

By:	/s/ David DeVito
David DeVito
President and Chief Executive Officer

Date: August 16, 2016